Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended	15 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Sep. 18, 2011
Investments and cash held in trust		$ 75,156,140	$ 75,156,140
Treasury Bills Maturity Days		6 months
Balances	(10,010)	5,000,001	5,000,001	0
Temporary Equity, Shares Outstanding (in shares)		6,347,809	6,347,809
Temporary Equity, Par Or Stated Value Per Share (in dollar per share)		$ 10.00	$ 10.00
Cash, FDIC Insured Amount		250,000	250,000
Proceeds deposited into Trust Account	0	75,100,000	75,100,000
Equivalent Number Of Shares Held In Trust Account		7,510,000
Class of Warrant or Right, Outstanding		11,676,667	11,676,667
Public Offering [Member]
Underwriters Fees		4,125,000
Deferred offering costs		$ 4,700,000	$ 4,700,000
Warrants Issued During Period		(7,500,000)
Private Placement [Member]
Warrants Issued During Period		(4,176,667)